RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In November 2023, the Financial Accounting Standards Board (the "FASB") issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendment is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The disclosures requirements included in ASU 2023-07 are required for all public entities, including those with a single reportable segment. The impact of adoption of ASU 2023-07 had no material impact on disclosures in our consolidated financial statements.

In March 2023, the FASB issued ASU 2023-01 Leases (Topic 842): Common Control Arrangements. The amendments require all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group. At the end of the lease, a lessee is required to account for the leasehold improvements as a transfer of assets between entities under common control, meaning it would adjust equity (or net assets for not-for-profit entities). The adoption of ASU 2023-01 had no material impact on our consolidated financial statements.

In July 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This amendment was intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. The adoption of ASU 2022-03 had no material impact on our consolidated financial statements.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2024:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid.
		January 1, 2025	No material impact expected as a result of the adoption of this ASU.
ASU 2024-01: Compensation — Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards	The ASU adds an example to ASC 718 that describes four fact patterns and illustrates how an entity evaluates common terms and characteristics of profits interests and similar awards to reach a conclusion about whether an award meets the scope conditions in ASC 718-10-15-3.	January 1, 2026	No material impact expected as a result of the adoption of this ASU.
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses and ASU 2025-01: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date
	The ASU requires, among other items, additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the consolidated statements of operations.	January 1, 2027	The Company is currently evaluating the impact of this ASU on its consolidated financial statements and related disclosures.